General Information (Details Textual) $ / shares in Units, ₲ in Thousands, £ in Thousands, $ in Thousands																																											12 Months Ended
		Dec. 12, 2022 CLP ($)	Dec. 12, 2022 USD ($)	Nov. 30, 2022	Nov. 28, 2022 CLP ($)	Nov. 28, 2022 GBP (£)	Sep. 07, 2022 CLP ($) shares	Sep. 02, 2022 CLP ($) shares	Aug. 28, 2022 CLP ($) shares	Aug. 24, 2022 CLP ($)	Aug. 16, 2022 CLP ($)	Jul. 01, 2022	Jun. 13, 2022 CLP ($)	Jun. 13, 2022 USD ($)	May 26, 2022 CLP ($)	Apr. 26, 2022 CLP ($)	Apr. 26, 2022 USD ($)	Dec. 29, 2021 CLP ($)	Dec. 29, 2021 USD ($)	Oct. 04, 2021 CLP ($)	Sep. 30, 2021 USD ($) shares	Sep. 10, 2021 CLP ($)	Aug. 18, 2021 CLP ($)	Aug. 18, 2021 USD ($)	Aug. 09, 2021 CLP ($)	Jul. 13, 2021 CLP ($) shares	Apr. 16, 2021 CLP ($) shares	Sep. 04, 2020 CLP ($)	Sep. 04, 2020 USD ($)	Aug. 28, 2020 CLP ($) shares	Aug. 21, 2020 CLP ($)	Aug. 21, 2020 USD ($)	Jul. 01, 2020 CLP ($)	Jul. 01, 2020 PYG (₲)	May 12, 2020 CLP ($)	May 12, 2020 PYG (₲)	Apr. 16, 2020 CLP ($)	Apr. 15, 2020 CLP ($)	Apr. 15, 2020 USD ($)	Feb. 18, 2020 CLP ($) shares	Jan. 31, 2020 CLP ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2022 CLP ($) Number		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) Number	Jun. 01, 2022 CLP ($)	Jun. 01, 2022 GBP (£)	Dec. 29, 2021 USD ($)	Dec. 16, 2021 CLP ($) shares	Dec. 16, 2021 $ / shares	Nov. 02, 2021 CLP ($)	Aug. 09, 2021 USD ($) shares	Jun. 01, 2021 CLP ($)	Jun. 01, 2021 USD ($)	Jul. 22, 2020 CLP ($) shares	Dec. 31, 2017 USD ($)
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																											49.9589%									49.9589%
Cash flow used for control of subsidiaries or other business																																											$ 0			$ 0			$ 1,028,076,000
Number of employees | Number																																											9,354									9,354
Cash flows from (used in) operating activities																																											$ 45,937,153,000			293,355,573,000			280,669,513,000
Increase decrease through contribution by owners	[1]																																										1,648,121,000
Capital paid up																																											562,693,346,000			562,693,346,000
Increase decrease through changes in ownership interest in subsidiaries that does not result in loss of control																																											(438,135,000)	[2]		(12,207,458,000)	[3]		47,854,000	[4]
Other Revenue by Function																																														$ 4,225,381,000		$ 5,002,286	13,123,558,000		$ 18,459,185
Registered Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Shares issued | shares																					219,486,075
commercialization of the Brands [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																																											$ 17,107,440,000		$ 28,000,000
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.0917%		50.0917%	50.0917%		50.0917%
Compania Industrial Cervecera S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											99.995%		99.995%	99.995%		99.995%
Increase decrease through changes in ownership interest in subsidiaries that does not result in loss of control																											$ 2,845,888,000
CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											100.00%		100.00%	100.00%		100.00%
Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%	84.4969%		84.4969%
Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.0007%		50.0007%	50.0007%		50.0007%
LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares								4,500,000,000
Proportion of controlling interest in subsidiary								99.00%																																			100.00%		100.00%	100.00%		100.00%
Date of incorporation of the subsidiary company																																											Mar. 20, 2020		Mar. 20, 2020
Capital paid up																																																														$ 1,500,000,000
Number of shares held | shares																																																														1,500,000
Increase decrease through changes in ownership interest in subsidiaries that does not result in loss of control								$ 4,500,000,000
Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.005%		50.005%	50.005%		50.005%
Bebidas Del Paraguay SA [Member] | Sajonia Brewing Company S.R.L [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																			$ 48,257,000	₲ 400,000
Additional controlling interest acquired																																			27.00%	27.00%
Proportion of controlling interest in subsidiary																																			78.00%	78.00%
Percentage of non controlling interest acquired																																	21.00%	21.00%
Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											49.959%		49.959%	49.959%		49.959%
Distribuidora Del Paraguay SA [Member] | Sajonia Brewing Company S.R.L [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of non controlling interest acquired																																	1.00%	1.00%
Bebidas Del Paraguay And Distribuidora Del Paraguay SA [Member] | Sajonia Brewing Company S.R.L [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																																	$ 33,458,000	₲ 279
Percentage of non controlling interest acquired																																	100.00%	100.00%
Inversiones Invex CCU Tres Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners																												$ 800,000,000
Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners																												$ 2,500,000,000
Proportion of controlling interest in subsidiary																																											99.9922%		99.9922%	99.9922%		99.9922%
Inversiones Invex CCU Ltda [Member] | Bottom of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up																																																												$ 133,823,454,000	$ 185,322,809
Inversiones Invex CCU Ltda [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up																																																												$ 221,302,753,000	$ 306,466,817
CCU Inversiones II SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control																							$ 5,922,150,000	$ 7,500,000					$ 12,200,000									$ 14,002,395,000	$ 16,500,000		$ 9,176,540,000	$ 11,500,000
Capital paid up																					$ 281,834,863
CCU S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control			$ 17,000,000
Proportion of controlling interest in subsidiary																					58.8429%
CCU Inversiones S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control		$ 14,645,670,000
Proportion of controlling interest in subsidiary																					0.0489%
Inversiones Invex CCU Tres Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																					41.107%
Inversiones CCU Lux S.à r.l.
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																					0.0012%
Capital paid up																																																								$ 138,779,000
Number of shares reserved for contracts for sale of shares | shares																																																								163,554
Par value per share | $ / shares																																																									$ 1
Compaa Industrial Cervecera S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																											94.2138%
Number of shares held | shares																											481,643
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																									99.9419%	95.6345%
Number of shares held | shares																										160,548																																	481,920
Decrease through other distributions to owners, equity																										$ 122,000,000	$ 337,000,000
Dividends recognised as distributions to non-controlling interests																									$ 390,000,000
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member] | Bottom of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Decrease through other distributions to owners, equity																										1,086,489,000
Dividends recognised as distributions to non-controlling interests																									3,267,148,000
Compaa Industrial Cervecera S.A. y Senz Briones y Ca. S.A.I.C. [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Decrease through other distributions to owners, equity																										$ 1,168,183,000	$ 3,540,618,000
Dividends recognised as distributions to non-controlling interests																									$ 3,636,863,000
CCU Inversiones S.A. y Via San Pedro Tarapac S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional controlling interest acquired																				1.067%		0.4485%
Investment made in the shares of subsidiary																				$ 2,694,720,000		$ 1,167,074,000
Capital paid up																						245,244,000
CCU Inversiones S.A. y Via San Pedro Tarapac S.A [Member] | Top of range [member]
Disclosure Of General Information About Financial Statements [Line Items]
Investment made in the shares of subsidiary																				$ 424,365,414,000		$ 179,274,015,000
Vspt Us Llc [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%	84.4969%		84.4969%
Capital paid up																																																										$ 337,876,000	$ 400,000
CCU Inversiones III SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Capital paid up																		$ 13,724,760,000																																					$ 16,034,722
Dividends recognised as distributions to non-controlling interests																		14,664,820,000	$ 17,133,000
Loans and receivables																																																							17,133,000
Borrowings																		$ 940,060,000																																					$ 1,098,278
Interest rate																																											84.5159%									84.5159%
Aguas De Origin S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary				50.00%
Agaus Danone De Argentina S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests				49.00%
VSPT UK Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%	0.00%		0.00%
Capital paid up																																																					$ 1,135,300	£ 1
Issue of capital					$ 431,444,000	£ 417,399
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											51.00%		51.00%	51.00%		51.00%
Cervecera CCU Chile Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control											$ 6,750,000,000
Proportion of controlling interest in subsidiary											99.81%																																99.9999%		99.9999%	99.9999%		99.9999%
VSPT Winegroup Shangai Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%	0.00%		0.00%
Capital paid up																																											$ 427,930,000									$ 500,000
Manantial S.A. [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests																																					0.9225%
Proportion of controlling interest in subsidiary																																					99.0775%
Milotur S.A. [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																															$ 3,143,360,000	$ 4,000,000
Cerverica Czot Spa [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares																														95,710
Cerverica Czot Spa [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional investment made in the shares of the subsidiary shares | shares																														63,022
Investment made in the shares of subsidiary																														$ 176,620,000
Proportion of controlling interest in subsidiary																														50.0005%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Disposal Of Shares In Subsidiary Shares | shares									15,167																					15,167
Disposal Of Shares In Subsidiary Value									$ 42,506,000																					$ 42,506,000
CCU Inversiones S.A [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control							$ 438,105,000
Additional controlling interest acquired							0.1856%
Additional investment made in the shares of the subsidiary shares | shares							74,000,000
Increase decrease through changes in ownership interest in subsidiaries that does not result in loss of control							$ 102,625,000
CCU Inversiones S.A [Member] | Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Assets Distributed On Liquidation Of The Company															$ 136,109,435,000
Cash Distributed On Liquidation Of The Company															596,021,000
CCU Inversiones S.A [Member] | CCU Inversiones II SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Assets Distributed On Liquidation Of The Company															3,481,557,000
Cash Distributed On Liquidation Of The Company															$ 20,000
Mahina SPA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Common stock shares issued ,Shares | shares																																								100
Proportion of controlling interest in subsidiary																																								50.0909%
Mahina SPA [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																								50.10%
Increase decrease through contribution by owners																																					$ 1,500,000,000			$ 50,000,000
Common stock shares issued ,Shares | shares																																								50
Additional investment made in the shares of the subsidiary shares | shares																																								501
Investment made in the shares of subsidiary																																								$ 525,000,000
CCU Inversiones II SPA [Member] | CCU S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary		99.539%	99.539%
CCU Inversiones II SPA [Member] | CCU S.A. [Member] | Holdings in subsidiaries after dissolution of one of the companies [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary												99.9511%
CCU Inversiones II SPA [Member] | CCU Inversiones S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests		0.0461%	0.0461%
CCU Inversiones II SPA [Member] | CCU Inversiones S.A. [Member] | Holdings in subsidiaries after dissolution of one of the companies [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests												0.0489%
CCU Inversiones II SPA [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control													$ 950,695,000	$ 1,019,971		$ 867,771,000	$ 1,019,971
Inversiones Invex CCU Ltda [Member] | CCU S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary												65.1854%
Inversiones Invex CCU Ltda [Member] | CCU Inversiones S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests												34.8086%
Millahue S.A. [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests											0.19%
Cerveceria Kunstmann S A And Crverceria CCU Chile Limited [Member] | Volcanes Del Sur S A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests										49.90%
Payments from changes in ownership interests in subsidaries that does not result in loss of control										$ 12,950,000,000
Proportion of controlling interest in subsidiary										50.10%
Cervecera CCU Chile Ltda. [Member] | LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests								1.00%
Quinenco S.A. And Heineken Chile Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																																											50.00%		50.00%
Promarca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																											$ 7,729,870,000			$ 5,854,185,000			4,100,979,000
Distributable Profit Percentage																																											100.00%		100.00%
Compania Pisquera Bauza S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of ownership proposed to be divested																																											40.00%		40.00%
Bebidas CCU-PepsiCo SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																											$ 4,781,336,000			2,878,066,000			3,061,898,000
Distributable Profit Percentage																																											100.00%		100.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																																											$ 292,979,000			$ 562,405,000			$ 2,532,525,000
Distributable Profit Percentage																																											100.00%		100.00%
Inversiones Y Rentas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subsidiary Interest Ownership Percentage Held By Parent																																											65.87%		65.87%
Direct ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											99.9539%		99.9539%
Direct ownership [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.0007%		50.0007%
Direct ownership [Member] | LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											99.00%		99.00%
Direct ownership [Member] | Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											65.1854%		65.1854%
Direct ownership [Member] | Vspt Us Llc [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | VSPT UK Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											99.8064%		99.8064%
Direct ownership [Member] | VSPT Winegroup Shangai Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Direct ownership [Member] | CCU Inversiones S.A [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary							84.7015%
Indirect ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.0917%		50.0917%
Indirect ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											99.995%		99.995%
Indirect ownership [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.0461%		0.0461%
Indirect ownership [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%
Indirect ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.00%		0.00%
Indirect ownership [Member] | LA Barra SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											1.00%		1.00%
Indirect ownership [Member] | Bebidas Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											50.005%		50.005%
Indirect ownership [Member] | Distribuidora Del Paraguay SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											49.959%		49.959%
Indirect ownership [Member] | Inversiones Invex CCU Ltda [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											34.8068%		34.8068%
Indirect ownership [Member] | Vspt Us Llc [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%
Indirect ownership [Member] | VSPT UK Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%
Indirect ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											51.00%		51.00%
Indirect ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											0.1935%		0.1935%
Indirect ownership [Member] | VSPT Winegroup Shangai Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary																																											84.6824%		84.6824%
Indirect ownership [Member] | CCU Inversiones S.A [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of controlling interest in subsidiary							84.6824%
Budweiser In Argentina [Member] | ABI Group [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																															$ 306,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																																				$ 400,000,000

[1]	See Note 1 – General information, letter C, number (11).
[2]	See Note 1 – General information, letter C, numbers (4).
[3]	See Note 1 – General information, letter C, numbers (3) and (4).
[4]	See Note 1 – General information, letter C, numbers (17) and (18).